Issued capital and reserves - Capital Transactions (Details) - USD ($)						1 Months Ended		12 Months Ended
	Sep. 26, 2023	Apr. 12, 2023	Mar. 11, 2022	Jan. 11, 2022	Apr. 09, 2021	Jan. 31, 2022	Feb. 12, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Ordinary share price (usd per share)			$ 0.75	$ 1.175	$ 1.375
Share price per ADS (usd per share)	$ 2.06	$ 2.06	$ 3.00	$ 4.70	$ 5.50
Issue of shares and warrants	$ 5,999,999	$ 20,000,000	$ 23,000,001	$ 9,281,349	$ 9,999,996	$ 9,281,000				$ 10,000,000
Transaction costs								$ 551,000	$ 2,170,000	$ 177,000
Shares issued (in shares)								246,262,004	193,426,478	151,419,322
Increase (decrease) through conversion of convertible instruments, equity	$ 6,000,000		$ 23,000,000							$ 17,672,000
Underwriters' over-allotment shares issued (in shares)			4,000,000
Convertible notes 2016 and 2019-1
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount							$ 7,750,000
Borrowings, accrued interest and conversion bonus							$ 4,536,438
Shares issued (in shares)							7,227,308
Ordinary shares
Disclosure of analysis of other comprehensive income by item [line items]
Issue of shares and warrants (in shares)	8,480,564	38,834,952	30,666,668	7,899,020	7,272,724	7,899,020
Issue of shares and warrants	$ 89,046	$ 423,301	$ 674,813	$ 178,802	$ 172,698	$ 179,000
Increase (decrease) through conversion of convertible instruments, equity			$ 675,000				$ 175,239			$ 175,000
Conversion of convertible debt (in shares)			30,666,668							7,227,308
Share premium
Disclosure of analysis of other comprehensive income by item [line items]
Issue of shares and warrants	5,910,953	19,576,699	$ 22,325,188	9,102,547	9,827,297	$ 9,102,000
Transaction costs	$ 100,000	$ 400,000	2,000,000	$ 100,000	$ 100,000			$ 551,000	$ 2,170,000	$ 177,000
Increase (decrease) through conversion of convertible instruments, equity			$ 22,325,000				$ 12,111,185			$ (12,111,000)